Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 5,551,567,032	$ 4,764,511,072	$ 4,284,457,290
Amounts allocated to withdrawing participants	(78,741)	(194,599)
Net assets per the Form 5500	$ 5,551,488,291	$ 4,764,316,473